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   As filed with the Securities and Exchange Commission on April 30, 2003

                                ---------------

                                                 File No. 33-70742
                                                 File No. 811-8090
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                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ____

                        Post-Effective Amendment No. 14    X
                                                         -----

                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ____

                                Amendment No. 16    X
                                                  -----

                  LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
              (Exact name of registrant as specified in charter)


                           1300 South Clinton Street
                           Fort Wayne, Indiana  46802
             (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code (260)455-2000

                            Elizabeth Frederick, Esq.
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                           Fort Wayne, Indiana 46802
                    (Name and Address of Agent for Service)

                       Copies of all communications to
                           Jeffrey S. Puretz, Esq.
                               Dechert, LLP
                           1775 Eye Street, N.W.
                          Washington, D.C. 20006

                         Fiscal year-end:  December 31

       It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b)
       ---
        X  on May 1, 2003 pursuant to paragraph (b)
       ---
           60 days after filing pursuant to paragraph (a)(1)
       ---
           on ___________________ pursuant to paragraph (a)(1)
       ---
           75 days after filing pursuant to paragraph (a)(2)
       ---
           on ___________________ pursuant to paragraph (a)(2) of Rule 485.
       ---

       If appropriate, check the following box:
       [ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

       The Lincoln Variable Insurance Products Trust hereby adopts the Registration Statement of Lincoln National Aggressive Growth Fund, Inc. The Prospectuses and the Statement of Additional Information are incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.


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                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 30th day of April, 2003.

                                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST


                                   By:   /s/ Kelly D. Clevenger
                                      ------------------------------------------
                                         Kelly D. Clevenger
                                         President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on April 30, 2003.

SIGNATURE                                 TITLE
---------                                 -----
     /s/ Kelly D. Clevenger               Chairman of the Board, President and Director
------------------------------------
Kelly D. Clevenger


*    /s/ John B. Borsch, Jr.              Director
------------------------------------
John B. Borsch, Jr.


*    /s/ Kenneth G. Stella                Director
------------------------------------
Kenneth G. Stella


*    /s/ Barbara S. Kowalczyk             Director
------------------------------------
Barbara S. Kowalczyk


*    /s/ Nancy L. Frisby                  Director
------------------------------------
Nancy L. Frisby


*    /s/ William P. Flory, Jr.            Chief Accounting Officer
------------------------------------
William P. Flory, Jr.


*    /s/ Eldon J. Summers                 Vice President and Treasurer
------------------------------------
Eldon J. Summers


*By     /s/ Steven M. Kluever
------------------------------------
Steven M. Kluever, Attorney-in-Fact